Leases (Details) - Schedule of weighted-average remaining lease term and discount rate	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted-average remaining lease term and discount rate [Abstract]
Weighted average remaining lease term	1 year 10 months 2 days	2 years 2 months 12 days
Weighted average discount rate	4.92%	4.46%